Net finance costs (Tables)	12 Months Ended
Jun. 30, 2024
Net finance costs
Schedule of net finance costs

	2024	2023	2022
	£’000	£’000	£’000
Interest payable on bank loans and overdrafts	(1,247)	(3,076)	(3,058)
Interest payable on secured term loan facility, senior secured notes and revolving facilities	(35,298)	(30,671)	(19,975)
Interest payable on lease liabilities (Note 14)	(681)	(208)	(97)
Amortization of issue costs on secured term loan facility, senior secured notes and revolving credit facilities	(1,551)	(745)	(713)
Foreign exchange losses on retranslation of unhedged US dollar borrowings(1)	(2,755)	—	(58,738)
Unwinding of discount relating to registrations	(15,593)	(8,326)	(2,363)
Interest on provisions	—	(287)	—
Hedge ineffectiveness on cash flow hedges	—	—	(971)
Fair value movements on derivative financial instruments:
Embedded foreign exchange derivatives	(6,742)	(1,604)	—
Total finance costs	(63,867)	(44,917)	(85,915)
Interest receivable on short-term bank deposits	1,686	728	145
Foreign exchange gains on retranslation of unhedged US dollar borrowings(2)	—	22,375	—
Reclassified from hedging reserve (3)	—	—	326
Interest on provisions	26	—	—
Hedge ineffectiveness on cash flow hedges	784	420	—
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives	—	—	23,205
Total finance income	2,496	23,523	23,676
Net finance costs	(61,371)	(21,394)	(62,239)
(1)	Unrealized foreign exchange losses on unhedged USD borrowings due to an unfavorable swing in foreign exchange rates.
(2)	Unrealized foreign exchange gains on unhedged USD borrowings due to a favorable swing in foreign exchange rates.
(3)	Foreign exchange gains/(losses) immediately reclassified from the hedging reserve for hedged future revenues no longer meeting the hedge accounting criteria due to a change in denomination of the contract currency.